Commitments, Contingencies and Operating Risks - Schedule of Outstanding Credit Limits Possible to Be Used and Related Commitments (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Commitments [Abstract]
Unused limits on instalment card loans	₽ 8,603	₽ 127